CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Targa Resources Corp.
Net income available to common shareholders	$ 58.3	$ 102.3	$ 65.1
Commodity hedging contracts:
Change in fair value, pre-tax	11.0	7.5	(0.8)
Change in fair value, related income tax	(4.2)	(2.9)	0.3
Change in fair value, after tax	6.8	4.6	(0.5)
Settlements reclassified to revenues, pre-tax	(9.5)	0.6	(2.8)
Settlements reclassified to revenues, related income tax	3.6	(0.1)	1.1
Settlements reclassified to revenues, after tax	(5.9)	0.5	(1.7)
Interest rate swaps:
Change in fair value, pre-tax	0.0	0.0	0.0
Change in fair value, related income tax	0.0	0.0	0.0
Change in fair value, after tax	0.0	0.0	0.0
Settlements reclassified to interest expense, net, pre-tax	0.0	0.3	0.8
Settlements reclassified to interest expense, net, related income tax	0.0	(0.1)	(0.3)
Settlements reclassified to interest expense, net, after tax	0.0	0.2	0.5
Other comprehensive income (loss) attributable to Targa Resources Corp., pre-tax	1.5	8.4	(2.8)
Other comprehensive income (loss) attributable to Targa Resources Corp., related income tax	(0.6)	(3.1)	1.1
Other comprehensive income (loss) attributable to Targa Resources Corp., after tax	0.9	5.3	(1.7)
Comprehensive income attributable to Targa Resources Corp.	59.2	107.6	63.4
Noncontrolling interests
Net income attributable to noncontrolling interests	(209.7)	320.7	136.2
Commodity hedging contracts:
Change in fair value, pre-tax	101.7	52.2	(5.0)
Change in fair value, related income tax	0.0	0.0	0.0
Change in fair value, after tax	101.7	52.2	(5.0)
Settlements reclassified to revenues, pre-tax	(76.8)	3.6	(18.2)
Settlements reclassified to revenues, related income tax	0.0	0.0	0.0
Settlements reclassified to revenues, after tax	(76.8)	3.6	(18.2)
Interest rate swaps:
Change in fair value, pre-tax	0.0	0.0	0.0
Change in fair value, related income tax	0.0	0.0	0.0
Change in fair value, after tax	0.0	0.0	0.0
Settlements reclassified to interest expense, net, pre-tax	0.0	2.1	5.3
Settlements reclassified to interest expense, net, related income tax	0.0	0.0	0.0
Settlements reclassified to interest expense, net, after tax	0.0	2.1	5.3
Other comprehensive income (loss) attributable to noncontrolling interests, pre-tax	24.9	57.9	(17.9)
Other comprehensive income (loss) attributable to noncontrolling interests, related income tax	0.0	0.0	0.0
Other comprehensive income (loss) attributable to noncontrolling interests, after tax	24.9	57.9	(17.9)
Comprehensive income (loss) attributable to noncontrolling interests	(184.8)	378.6	118.3
Total
Net income	(151.4)	423.0	201.3
Commodity hedging contracts:
Change in fair value, pre-tax	112.7	59.7	(5.8)
Change in fair value, related income tax	(4.2)	(2.9)	0.3
Change in fair value, after tax	108.5	56.8	(5.5)
Settlements reclassified to revenues, pre-tax	(86.3)	4.2	(21.0)
Settlements reclassified to revenues, related income tax	3.6	(0.1)	1.1
Settlements reclassified to revenues, after tax	(82.7)	4.1	(19.9)
Interest rate swap:
Change in fair value, pre-tax	0.0	0.0	0.0
Change in fair value, related income tax	0.0	0.0	0.0
Change in fair value, after tax	0.0	0.0	0.0
Settlements reclassified to interest expense, net, pre-tax	0.0	2.4	6.1
Settlements reclassified to interest expense, net, related income tax	0.0	(0.1)	(0.3)
Settlements reclassified to interest expense, net, after tax	0.0	2.3	5.8
Other comprehensive income (loss), pre-tax	26.4	66.3	(20.7)
Other comprehensive income (loss), related income tax	(0.6)	(3.1)	1.1
Other comprehensive income (loss), after tax	25.8	63.2	(19.6)
Total comprehensive income	$ (125.6)	$ 486.2	$ 181.7